Lease (Lease Deposits And Rent Paid) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Leases [Abstract]
Lease deposits			¥ 4,229		¥ 6,541
Rental expenses	¥ 622	[1]	¥ 4,358	[1]	¥ 4,531	[1]

[1]	Rental expenses for the year ended March 31, 2012 were those paid to NLB for the period before NLB was consolidated.